Other Information (Details) - Schedule of compensation of the group’s executive management comprises - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Executive Management
Total Compensation	€ 8,361,163	€ 6,925,180	€ 3,487,643
Executive Management [Member]
Executive Management
Short-term employee benefits	2,774,485	2,817,792	1,995,292
Share-based payments	4,808,094	3,347,203	1,139,286
Total	7,582,579	6,164,995	3,134,578
Non-executive Board of Directors [Member]
Executive Management
Short-term employee benefits	248,725	271,248	283,127
Share-based payments	529,859	488,937	69,938
Total	€ 778,584	€ 760,185	€ 353,065